Trade and Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Trade and Other Receivables and Prepayments

	As of December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
Trade receivables	369,742	395,165	60,562
Prepayments to raw material suppliers	131,709	147,979	22,679
Receivables from sales of scrap materials	71,188	51,821	7,942
Value-added tax and other taxes receivable	16,944	6,708	1,028
Income tax recoverable	4,504	9,463	1,450
Prepaid consulting fee	—	16,000	2,452
Other receivables	2,272	2,192	336
Total trade and other receivables and prepayments	596,359	629,328	96,449
Less: Non-current portion of prepaid consulting fee	—	(12,000)	(1,839)

Current portion	596,359	617,328	94,610

Aged Analysis of Trade Receivables

	As of December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
0 - 30 days	190,629	237,361	36,378
31 - 60 days	138,699	112,224	17,199
61 - 90 days	40,414	45,580	6,985

	369,742	395,165	60,562

Trade Receivables Denominated in Currency other than the Functional Currency	Trade receivables denominated in currency other than the functional currency of the relevant group entities are set out below:

	2019	2020	2020
	RMB’000	RMB’000	US$’000
US$	22,949	10,896	1,670